INTANGIBLE ASSETS AND SOFTWARE DEVELOPMENT COSTS (Details - Accumulated amortization) - Software Development [Member]	Mar. 31, 2025 USD ($)
Finite-Lived Intangible Assets [Line Items]
Remainder of 2025	$ 540,000
2026	720,000
2027	720,000
2028	720,000
2029	304,000
Total	$ 3,004,000